Trade and other receivables	6 Months Ended
Jun. 30, 2026
Trade and other receivables
Trade and other receivables

11Trade and other receivables

	June 30,	December 31,
	2026	2025
	£ 000	£ 000
R&D tax relief receivable	26,624	16,644
Government grants and VAT receivable	5,823	4,124
Prepayments	11,114	8,356
Other receivables	326	323
Amounts due from related party	—	18
	43,887	29,465

Expected credit losses were not significant in 2026 or 2025. For more information on the Group’s exposure to credit and market risks, including impairments and allowances for credit losses, relating to trade and other receivables please refer to the Group’s annual financial statements for the year ended December 31, 2025.